OTHER INCOME, NET (Tables)	3 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net
Included in other (expense) income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(U.S. Dollars in thousands)
Rental income	$1,812	$2,058
Unrealized (loss) gain on foreign currency denominated borrowings	(4,355)	2,980
Realized (loss) gain on fair value hedges	(161)	139
Unrealized gain on fair value hedges	72	947
Gain on investments	434	314
Non-service components of net periodic pension (cost) income	(302)	354
Gain (loss) on contingent consideration	1,293	(16)
Other	859	846
Other (expense) income, net	$(348)	$7,622